Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - CNY (¥) ¥ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Other comprehensive losses
Other comprehensive losses, income taxes	¥ 0	¥ 0	¥ 0	¥ 0